Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.3%
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 1.34% (A), 07/15/2026 (B)	$ 1,935,025	$ 1,935,288
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 0.50% (A), 03/25/2036	104,848	104,276
Anchorage Capital CLO 16, Ltd.
Series 2020-16A, Class A,
3-Month LIBOR + 1.40%, 1.60% (A), 10/20/2031 (B)	4,300,000	4,307,697
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 5,500,000	6,414,376
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.76%, 0.87% (A), 02/25/2036	$ 2,330,664	2,117,314
Aurium CLO II DAC
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 3,271,535	3,832,739
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 1.25%, 1.47% (A), 07/25/2030 (B)	$ 5,497,557	5,498,058
Barings CLO BV
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 5,010,805	5,874,996
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.08% (A), 03/25/2035	$ 436,514	436,328
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 1.11% (A), 06/25/2035	152,284	152,270
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.35% (A), 12/25/2036	12,687,607	12,289,775
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.77% (A), 10/25/2032	4,890	4,865
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 1.08% (A), 06/25/2034	1,489,797	1,517,825
Series 2006-SD3, Class 21A1,
3.09% (A), 07/25/2036	59,296	59,682

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 1.00% (A), 07/18/2027 (B)	$ 1,514,619	$ 1,514,706
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	2,947,364	2,984,930
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 1.08% (A), 10/25/2027 (B)	7,631,585	7,632,181
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 1.46% (A), 10/25/2037 (B)	2,792,261	2,806,809
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.05% (A), 10/25/2034	4,065,410	4,046,400
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 0.27% (A), 12/25/2036 (B)	7,654,287	5,108,464
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 0.28% (A), 05/25/2037	3,470	3,468
Series 2007-FS1, Class 1A1,
4.42% (A), 10/25/2037 (B)	2,364,117	2,450,831
Cordatus CLO PLC
Series 11A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 10/15/2031 (B)	EUR 4,400,000	5,157,543
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 0.25% (A), 04/25/2047	$ 2,853,235	2,782,571
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 0.25% (A), 06/25/2047	8,013,615	7,597,868
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 0.26% (A), 06/25/2047	1,374,344	1,365,454
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 0.25% (A), 08/25/2037	3,330,796	3,289,157
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 1.68% (A), 11/25/2034	2,500,000	2,473,876
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.14% (A), 10/15/2027 (B)	5,406,323	5,406,561
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/16/2024 (B)	8,100,000	8,287,415
First Franklin Mortgage Loan Trust
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.42% (A), 10/25/2036	5,400,000	4,604,536

Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.27% (A), 01/21/2028 (B)	$ 5,974,982	$ 5,975,353
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 1.43% (A), 12/25/2034	2,694,844	2,315,479
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 10/22/2025 (B)	485,962	486,097
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.71% (A), 11/25/2032	1,283	1,196
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 0.89% (A), 10/25/2034	2,547,244	2,530,938
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.33% (A), 04/25/2037	1,295,637	1,113,587
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.13% (A), 01/14/2028 (B)	3,996,345	3,996,509
LCM XV, LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 0.00% (A), 07/20/2030 (B) (C)	5,300,000	5,300,572
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2028 (B)	3,173,408	3,173,407
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 1.26% (A), 08/25/2037	2,838,912	2,719,206
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 1.10% (A), 01/25/2028 (B)	3,711,547	3,711,781
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.04% (A), 11/25/2034	922,015	920,342
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 0.87% (A), 07/25/2035	657,921	671,055
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 0.36% (A), 03/25/2037	2,621,797	1,450,896
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 1.42% (A), 04/18/2025 (B)	200,053	200,092

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 1.04% (A), 07/15/2027 (B)	$ 2,003,918	$ 2,004,025
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 1.09% (A), 07/15/2027 (B)	2,882,840	2,882,967
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	2,914,169	2,933,611
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 0.25% (A), 03/25/2037	4,672,871	3,557,311
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 0.33% (A), 05/25/2037	7,199,842	5,285,695
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 0.74% (A), 12/25/2035	5,800,850	5,781,499
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 0.72% (A), 01/25/2036	450,275	449,891
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 0.27% (A), 11/25/2036	467,609	486,613
Santander Drive Auto Receivables Trust
Series 2020-2, Class A2A,
0.62%, 05/15/2023	1,085,036	1,085,679
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 0.73% (A), 12/15/2025 (B)	2,871,824	2,871,443
Sound Point CLO XII, Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.27% (A), 10/20/2028 (B)	6,600,000	6,600,205
Sound Point CLO XVI, Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.18% (A), 07/25/2030 (B)	5,000,000	5,000,105
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 0.93% (A), 06/25/2035	54,724	56,299
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 0.22% (A), 02/25/2037	1,181,946	431,835
Steele Creek CLO, Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	5,300,000	5,299,984
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.63%, 0.74% (A), 11/25/2035	6,000,000	5,908,112

Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.02% (A), 07/20/2027 (B)	$ 4,537,102	$ 4,537,375
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 1.06% (A), 04/20/2028 (B)	4,814,809	4,815,093
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.33% (A), 10/20/2028 (B)	7,865,726	7,866,104
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	10,670	11,092
Series 2004-20C, Class 1,
4.34%, 03/01/2024	90,356	93,775
Series 2008-20L, Class 1,
6.22%, 12/01/2028	367,934	411,534
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 1.09% (A), 01/15/2028 (B)	4,954,241	4,954,459
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 1.06% (A), 04/15/2027 (B)	2,795,654	2,795,777
Venture XXIV CLO, Ltd.
Series 2016-24A, Class ARR,
3-Month LIBOR + 0.90%, 1.12% (A), 10/20/2028 (B)	5,500,000	5,499,791
Venture XXVII CLO, Ltd.
Series 2017-27A, Class AR,
3-Month LIBOR + 1.05%, 1.23% (A), 07/20/2030 (B)	5,500,000	5,498,394
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 0.94% (A), 07/25/2026 (B)	937,753	937,300
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 0.80% (A), 10/25/2035	3,576,202	3,441,314
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 0.36% (A), 04/25/2037	3,793,584	1,891,703

Total Asset-Backed Securities (Cost $225,839,637)		240,013,754

CORPORATE DEBT SECURITIES - 38.6%
Aerospace & Defense - 0.8%
Boeing Co.
1.43%, 02/04/2024	6,600,000	6,611,617
2.75%, 02/01/2026	5,800,000	5,967,776
Spirit AeroSystems, Inc.
3.95%, 06/15/2023	4,200,000	4,158,000
Textron, Inc.
2.45%, 03/15/2031	800,000	774,125

		17,511,518

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.6%
American Airlines Pass-Through Trust
3.35%, 04/15/2031	$ 2,767,022	$ 2,793,003
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	1,545,606	1,614,331
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	4,987,029	5,210,857
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,468,317	3,482,541

		13,100,732

Automobiles - 0.7%
Nissan Motor Co., Ltd.
3.20%, 09/17/2028 (D) (E)	EUR 4,100,000	5,361,960
4.81%, 09/17/2030 (B)	$ 5,400,000	5,918,688
Volkswagen Bank GmbH
1.88%, 01/31/2024, MTN (D)	EUR 2,300,000	2,831,768

		14,112,416

Banks - 9.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	$ 6,600,000	7,215,556
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,604,190
1.13%, 09/18/2025	1,600,000	1,570,596
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (D) (F) (G)	EUR 1,600,000	262,685
4.00%, 01/21/2019, MTN (D) (F) (G)	800,000	131,342
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	7,217,558
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025, MTN	5,100,000	5,086,276
Fixed until 10/24/2025, 1.20% (A), 10/24/2026, MTN	6,500,000	6,408,995
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.18% (A), 07/20/2023 (B)	8,000,000	8,134,253
Barclays Bank PLC
7.63%, 11/21/2022	756,000	829,629
10.18%, 06/12/2021 (B)	5,520,000	5,614,785
Barclays PLC
3-Month LIBOR + 1.63%, 1.85% (A), 01/10/2023	5,200,000	5,245,114
Fixed until 09/15/2023 (H), 7.75% (A)	6,500,000	7,092,800
Fixed until 09/15/2022 (H), 7.88% (A) (D)	GBP 3,000,000	4,440,118
BBVA USA
2.50%, 08/27/2024	$ 4,000,000	4,204,323
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	5,400,000	5,304,608
Fixed until 02/25/2031 (H), 4.63% (A) (B) (E)	5,200,000	5,174,000
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.62% (A), 09/01/2023	4,300,000	4,368,829
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	8,192,010
Fixed until 06/29/2021 (H), 6.63% (A) (D)	EUR 3,200,000	3,808,930

Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Groep NV
4.63%, 01/06/2026 (B)	$ 900,000	$ 1,019,726
JPMorgan Chase & Co.
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,165,615
3.90%, 07/15/2025	6,150,000	6,784,821
Lloyds Bank PLC
7.50% (I), 04/02/2032, MTN (D)	9,600,000	7,212,148
Lloyds Banking Group PLC
Fixed until 06/27/2023 (H), 7.63% (A) (D)	GBP 2,500,000	3,752,375
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	$ 5,100,000	5,475,614
Mizuho Financial Group, Inc.
Fixed until 07/10/2023, 1.24% (A), 07/10/2024	5,400,000	5,456,576
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,692,401
Natwest Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,151,973
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,404,500
Fixed until 08/15/2021 (H), 8.63% (A)	3,800,000	3,890,250
NatWest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 5,800,000	6,855,597
Societe Generale SA
4.25%, 09/14/2023 (B)	$ 6,500,000	7,022,146
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	5,400,000	5,271,020
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	5,300,000	5,300,219
Synchrony Bank
3.65%, 05/24/2021	6,900,000	6,915,061
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,297,066
7.83%, 12/04/2023 (B)	5,650,000	6,554,972
Wells Fargo & Co.
3-Month LIBOR + 1.23%, 1.44% (A), 10/31/2023	2,000,000	2,031,200

		193,159,877

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	5,700,000	6,449,121
Molson Coors Beverage Co.
2.10%, 07/15/2021	2,400,000	2,407,517

		8,856,638

Biotechnology - 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	6,400,000	6,814,176
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,587,519

		9,401,695

Capital Markets - 3.4%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.42% (A), 06/12/2024 (B)	6,600,000	6,667,096
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,155,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	$ 3,700,000	$ 3,703,431
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,673,131
3.38%, 05/12/2021	6,400,000	6,418,305
3.70%, 05/30/2024	8,200,000	8,767,659
4.25%, 10/14/2021	4,100,000	4,177,869
5.00%, 02/14/2022	5,300,000	5,486,465
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	10,700,000	11,676,490
Nomura Holdings, Inc.
2.68%, 07/16/2030	4,200,000	4,121,060
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,440,927
4.25%, 03/23/2028 (B)	4,900,000	5,524,109

		70,811,860

Chemicals - 0.5%
Nutrition & Biosciences, Inc.
1.23%, 10/01/2025 (B)	5,400,000	5,305,099
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,238,020

		10,543,119

Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	5,500,000	5,202,838

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	436,544	426,725
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (J)	3,871,258	758,612
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 04/26/2021 (B) (H)	500,930	2,755

		1,188,092

Consumer Finance - 3.7%
Capital One Financial Corp.
4.25%, 04/30/2025	6,000,000	6,645,095
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	8,000,000	8,203,032
3.35%, 05/04/2021 (B)	6,800,000	6,816,435
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, Zero Coupon (A), 12/01/2021, MTN	EUR 800,000	934,876
1.74%, 07/19/2024, MTN	800,000	942,243
2.33%, 11/25/2025	300,000	360,781
3.25%, 09/15/2025, MTN	300,000	373,892
4.38%, 08/06/2023	$ 5,200,000	5,442,840
4.54%, 03/06/2025, MTN	GBP 2,900,000	4,262,521
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.02% (A), 03/26/2022, MTN (D)	EUR 1,900,000	2,229,177
3-Month LIBOR + 0.85%, 1.07% (A), 04/09/2021	$ 4,100,000	4,100,328
4.20%, 11/06/2021	6,400,000	6,538,090
Hyundai Capital America
0.80%, 04/03/2023 (B)	5,500,000	5,488,441
Nissan Motor Acceptance Corp.
2.60%, 09/28/2022, MTN (D)	6,130,000	6,279,392
OneMain Finance Corp.
6.88%, 03/15/2025	5,600,000	6,369,580

Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.86%, 1.05% (A), 09/24/2021 (B)	$ 5,400,000	$ 5,419,813
3.35%, 05/13/2025 (B)	6,500,000	6,976,529

		77,383,065

Diversified Financial Services - 1.4%
Aircastle, Ltd.
2.85%, 01/26/2028 (B)	4,400,000	4,187,954
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	4,070,588
5.50%, 12/15/2024 (B)	4,800,000	5,366,599
DAE Funding LLC
1.63%, 02/15/2024 (B)	5,500,000	5,418,875
GE Capital Funding LLC
3.45%, 05/15/2025 (B)	5,200,000	5,618,676
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/2021, MTN (D)	4,100,000	4,127,634
Tayarra, Ltd.
3.63%, 02/15/2022	1,131,605	1,147,193

		29,937,519

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	6,600,000	6,272,195
2.75%, 06/01/2031	6,500,000	6,468,230
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	5,100,000	5,397,279

		18,137,704

Electric Utilities - 2.5%
Alabama Power Co.
1.45%, 09/15/2030	2,400,000	2,208,327
Appalachian Power Co.
2.70%, 04/01/2031	5,300,000	5,282,383
Edison International
3.55%, 11/15/2024	3,900,000	4,190,136
Enel Finance International NV
4.25%, 09/14/2023 (B)	1,746,000	1,889,056
Evergy, Inc.
2.45%, 09/15/2024	1,500,000	1,570,099
FirstEnergy Corp.
4.40%, 07/15/2027	3,100,000	3,332,500
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,251,245
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,110,089
NextEra Energy Capital Holdings, Inc.
2.20%, 12/02/2026, MTN	AUD 7,700,000	5,847,988
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.57% (A), 11/15/2021	$ 4,300,000	4,308,220
1.75%, 06/16/2022	4,300,000	4,306,510
3.15%, 01/01/2026 (E)	5,100,000	5,309,929
3.30%, 12/01/2027 (K)	300,000	313,314
3.40%, 08/15/2024 (K)	2,000,000	2,116,564
3.45%, 07/01/2025	1,800,000	1,903,229
3.50%, 06/15/2025 (K)	1,000,000	1,059,155
4.25%, 08/01/2023 (K)	1,700,000	1,811,566

		53,810,310

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.5%
Electronic Arts, Inc.
1.85%, 02/15/2031	$ 4,200,000	$ 3,957,221
Walt Disney Co.
3.60%, 01/13/2051	5,600,000	5,908,625

		9,865,846

Equity Real Estate Investment Trusts - 3.9%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,369,771
4.30%, 01/15/2026	4,100,000	4,575,270
American Tower Corp.
2.40%, 03/15/2025	5,100,000	5,315,894
3.38%, 05/15/2024	7,800,000	8,357,300
Boston Properties, LP
3.40%, 06/21/2029	6,500,000	6,824,218
Brandywine Operating Partnership, LP
3.95%, 11/15/2027	2,500,000	2,653,340
CBL & Associates, LP
5.95%, 12/15/2026	7,100,000	4,060,419
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,762,896
Federal Realty Investment Trust
3.50%, 06/01/2030	2,100,000	2,198,834
Hudson Pacific Properties, LP
4.65%, 04/01/2029	1,200,000	1,343,197
Kimco Realty Corp.
1.90%, 03/01/2028	5,500,000	5,380,415
MPT Operating Partnership, LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	1,398,729
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	$ 5,500,000	5,451,239
Piedmont Operating Partnership, LP
3.15%, 08/15/2030	5,500,000	5,350,012
Sabra Health Care, LP
3.90%, 10/15/2029	900,000	917,782
Service Properties Trust
4.35%, 10/01/2024	6,500,000	6,461,892
Simon Property Group, LP
2.00%, 09/13/2024	6,800,000	7,037,195
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025, MTN (D)	EUR 4,900,000	5,942,119
Welltower, Inc.
4.25%, 04/15/2028	$ 5,900,000	6,565,824

		82,966,346

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	5,500,000	5,132,152

Gas Utilities - 0.6%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	6,349,369
National Fuel Gas Co.
2.95%, 03/01/2031	5,500,000	5,292,298

		11,641,667

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.55%, 03/15/2031	5,300,000	5,301,801
HCA, Inc.
5.38%, 09/01/2026 (E)	5,300,000	5,975,750
5.88%, 02/01/2029	100,000	116,500

		11,394,051

Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc.
3.70%, 12/01/2029	$ 2,400,000	$ 2,515,104
Expedia Group, Inc.
2.95%, 03/15/2031 (B)	2,500,000	2,463,370
3.80%, 02/15/2028	1,200,000	1,270,346
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	6,345,525
Marriott International, Inc.
4.15%, 12/01/2023	7,000,000	7,528,831
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,000,000	4,177,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,550,300

		30,850,976

Insurance - 0.6%
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	5,130,774	5,143,600
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,401,319
Great-West Lifeco US Finance, LP
0.90%, 08/12/2025 (B) (E)	5,500,000	5,409,627

		12,954,546

IT Services - 0.3%
PayPal Holdings, Inc.
2.85%, 10/01/2029	6,700,000	6,975,721

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 1.86% (A), 02/01/2024	3,500,000	3,595,550
4.46%, 07/23/2022	3,800,000	3,963,140
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,412,552

		9,971,242

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	4,300,000	4,293,395
Chevron Corp.
2.24%, 05/11/2030	5,400,000	5,368,949
Shell International Finance BV
2.75%, 04/06/2030	5,800,000	5,985,782
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	6,500,000	6,467,608

		22,115,734

Pharmaceuticals - 1.5%
Bayer US Finance II LLC
3.50%, 06/25/2021 (B)	2,000,000	2,008,622
3.88%, 12/15/2023 (B)	13,800,000	14,871,465
4.25%, 12/15/2025 (B)	3,800,000	4,227,189
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	3,500,000	3,370,124
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (D)	EUR 2,800,000	3,217,889
3.25%, 04/15/2022	3,800,000	4,511,963

		32,207,252

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.
3.46%, 09/15/2026	$ 5,524,000	$ 5,921,490
4.11%, 09/15/2028	5,261,000	5,741,009
5.00%, 04/15/2030	5,300,000	6,023,979
Microchip Technology, Inc.
3.92%, 06/01/2021	4,600,000	4,626,588

		22,313,066

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,321,667

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	4,100,000	4,793,113
5.45%, 06/15/2023 (B)	6,500,000	7,103,298

		11,896,411

Tobacco - 0.5%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,720,782
4.25%, 07/21/2025 (B)	4,900,000	5,384,674

		10,105,456

Wireless Telecommunication Services - 0.3%
Sprint Corp.
7.13%, 06/15/2024	200,000	230,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	900,000	906,750
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	5,100,000	4,986,423

		6,123,423

Total Corporate Debt Securities (Cost $801,571,542)		816,992,939

FOREIGN GOVERNMENT OBLIGATIONS - 5.5%
Brazil - 1.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2021 - 01/01/2022	BRL 234,400,000	40,783,627

Israel - 0.6%
Israel Government Bond
5.50%, 01/31/2022	ILS 16,500,000	5,206,500
Israel Government International Bond
2.75%, 07/03/2030	$ 6,400,000	6,696,448

		11,902,948

Japan - 1.4%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	9,176,338
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,598,701
3.38%, 09/27/2023 (B)	10,500,000	11,219,426

		28,994,465

Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,300,000	1,327,950

Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.7%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 13,200,000	$ 4,003,208
6.35%, 08/12/2028 (D)	9,600,000	2,992,751
6.95%, 08/12/2031 (D)	3,000,000	928,502
8.20%, 08/12/2026 (D)	23,000,000	8,030,917

		15,955,378

Qatar - 0.8%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$ 7,300,000	8,505,668
5.10%, 04/23/2048 (D)	6,900,000	8,720,220

		17,225,888

Total Foreign Government Obligations (Cost $112,790,839)		116,190,256

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.86% (A), 05/30/2025	4,192,500	4,145,334

Total Loan Assignment (Cost $4,192,500)		4,145,334

MORTGAGE-BACKED SECURITIES - 9.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	5,900,000	6,433,754
ACRES Commercial Realty Corp.
Series 2020-RSO9, Class A,
1-Month LIBOR + 2.50%, 2.61% (A), 04/17/2037 (B)	3,349,627	3,352,379
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.83% (A), 01/25/2036	56,787	53,290
Series 2005-4, Class 1A1,
2.15% (A), 08/25/2035	61,586	47,690
Series 2005-5, Class 2A1,
3.20% (A), 09/25/2035	51,514	49,044
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	17,176	17,455
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.53% (A), 05/25/2035	118,775	114,977
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 1.65% (A), 11/25/2035	272,583	247,933
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.26% (A), 12/25/2035	9,705	9,048
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 2.26% (A), 01/25/2036	5,998,592	5,189,035
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	2,783,718	2,777,797
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.65% (A), 08/25/2035	3,531,269	2,438,848
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.30% (A), 09/20/2046	1,683,305	1,514,569

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.30% (A), 03/20/2047	$ 1,629,348	$ 1,375,316
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	762,329	499,425
Series 2007-HY4, Class 1A1,
2.83% (A), 06/25/2037	749,650	662,485
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 0.96% (A), 02/25/2047	3,033,475	1,747,836
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 1.11% (A), 06/15/2035 (B)	7,500,000	7,493,074
Banc of America Funding Trust
Series 2005-D, Class A1,
3.13% (A), 05/25/2035	1,591,462	1,610,758
Series 2006-D, Class 5A1,
3.14% (A), 05/20/2036	134,515	130,795
Series 2006-J, Class 4A1,
3.38% (A), 01/20/2047	34,527	33,088
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
3.34% (A), 05/26/2037 (B)	4,955,257	4,446,815
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 0.62% (A), 05/26/2035 (B)	12,586	12,474
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.55% (A), 10/25/2035	1,235,504	1,177,268
Series 2006-6, Class 31A1,
3.22% (A), 11/25/2036	2,289,447	1,767,513
Series 2006-6, Class 32A1,
3.26% (A), 11/25/2036	509,371	347,085
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 0.43% (A), 02/25/2034	227,619	220,630
Series 2006-R1, Class 2E21,
3.19% (A), 08/25/2036	521,222	449,763
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.95% (A), 08/25/2033	199,935	201,799
Series 2003-8, Class 2A1,
2.32% (A), 01/25/2034	17,364	17,858
Series 2003-8, Class 4A1,
2.77% (A), 01/25/2034	44,232	45,765
Series 2003-9, Class 2A1,
2.88% (A), 02/25/2034	23,947	24,285
Series 2004-10, Class 22A1,
4.34% (A), 01/25/2035	41,962	43,530
Series 2006-4, Class 1A1,
3.06% (A), 10/25/2036	89,013	87,786
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.76% (A), 01/26/2036	170,402	145,386
Series 2007-R6, Class 2A1,
2.89% (A), 12/26/2046	143,168	123,150
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.06% (A), 02/15/2041 (D)	GBP 1,054,445	1,443,006

Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.12% (A), 08/25/2034	$ 11,406	$ 11,295
Series 2005-HY10, Class 5A1,
2.91% (A), 02/20/2036	48,090	39,219
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,589,946
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.22% (A), 09/25/2035	82,219	85,726
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.29% (A), 09/25/2035	41,558	43,324
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	5,000,000	5,391,263
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.21% (A), 06/25/2033	126,811	127,676
CSMC Trust
Series 2008-3R, Class 1A2,
3.32% (A), 07/26/2037 (B)	620,232	526,871
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	7,102,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
1.97% (A), 08/25/2035	54,890	54,177
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.03% (A), 06/13/2045 (D)	GBP 1,323,053	1,825,749
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.26% (A), 08/25/2035	$ 16,373	13,423
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,326,471	4,539,026
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	2,055,605
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 0.45% (A), 12/25/2034	164,419	165,037
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	2,021,229	2,109,399
Series 2005-AR6, Class 2A1,
2.93% (A), 09/25/2035	72,051	73,431
Series 2006-AR1, Class 2A1,
3.02% (A), 01/25/2036	1,500	1,535
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 0.51% (A), 09/19/2046	193,764	176,496
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 20,831,727	28,800,737
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	8,605,306

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 0.28% (A), 01/25/2037	$ 4,601,082	$ 4,599,813
Series 2006-R1, Class A3,
2.99% (A), 12/25/2035	2,470,298	2,362,558
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.51% (A), 03/25/2036	219,843	12,155
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
1-Month LIBOR + 0.85%, 0.96% (A), 07/15/2036 (B)	5,300,000	5,297,953
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	4,709,686	4,913,411
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	4,923,838	5,207,539
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.97% (A), 10/25/2037	681,104	582,777
NACC Reperforming Loan Trust REMIC
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	307,506	305,804
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.06% (A), 01/15/2026 (B)	4,000,000	4,024,792
RALI Trust
Series 2005-QA13, Class 2A1,
3.99% (A), 12/25/2035	1,205,921	1,109,490
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.40%, 0.91% (A), 10/25/2045	137,960	119,898
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 0.26% (A), 02/25/2047	3,037,834	1,598,275
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.82% (A), 01/25/2034 (B)	238,982	238,623
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	102,328	102,338
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.45% (A), 06/25/2035 (B)	233,738	223,189
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 0.46% (A), 01/25/2036 (B)	2,134,237	2,072,566
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,649,746	1,563,997
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,762	2,866
Series 2005-SA4, Class 1A21,
3.22% (A), 09/25/2035	318,506	243,207
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.33% (A), 06/12/2044 (D)	6,027,838	5,680,164

Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 0.65% (A), 01/20/2035	$ 348,784	$ 348,698
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.87% (A), 10/20/2027	5,828	5,735
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.55% (A), 09/25/2034	26,481	27,016
Series 2004-20, Class 3A1,
2.97% (A), 01/25/2035	30,355	30,783
Series 2005-1, Class 1A1,
2.79% (A), 02/25/2035	140,392	141,310
Series 2005-17, Class 3A1,
2.97% (A), 08/25/2035	27,580	26,638
Series 2005-18, Class 3A1,
2.94% (A), 09/25/2035	704,871	576,868
Series 2006-8, Class 1A2,
3.18% (A), 09/25/2036	2,163,689	1,919,172
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.61% (A), 07/19/2035	32,202	31,265
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.61% (A), 07/19/2035	19,761	19,108
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.61% (A), 07/19/2035	50,171	50,797
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.67% (A), 02/25/2036	115,370	110,404
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.77% (A), 09/19/2032	7,258	7,228
Structured Asset Securities Corp. Trust
Series 2005-5, Class 2A2,
5.50%, 04/25/2035	1,425,816	1,417,102
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 20,450,892	28,235,450
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.06% (A), 10/20/2051 (B)	10,630,350	14,719,723
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.79% (A), 09/25/2033	$411,910	405,484
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 0.69% (A), 10/25/2045	1,213,622	1,212,241
Series 2006-AR10, Class 1A1,
3.01% (A), 09/25/2036	418,303	407,452
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.24% (A), 07/25/2046	86,221	80,877
Series 2007-HY1, Class 1A1,
2.94% (A), 02/25/2037	211,875	195,931
Series 2007-HY1, Class 3A3,
3.18% (A), 02/25/2037	2,034,461	2,004,641

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2007-HY4, Class 2A2,
3.09% (A), 04/25/2037	$ 1,750,901	$ 1,620,167

Total Mortgage-Backed Securities (Cost $198,395,932)		209,546,248

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Florida - 0.2%
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	5,500,000	5,551,016

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,394,747

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.78%, 03/15/2028	3,500,000	3,465,842

Total Municipal Government Obligations (Cost $11,109,825)		11,411,605

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.1%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 2.01% (A), 09/01/2035	24,920	25,998
12-Month LIBOR + 1.87%, 2.45% (A), 09/01/2035	114,022	114,704
1-Year CMT + 2.23%, 2.95% (A), 08/01/2023	4,203	4,209
3.50%, 03/01/2048 - 08/01/2049	2,011,494	2,168,943
4.00%, 12/01/2047 - 04/01/2048	1,726,836	1,860,752
5.00%, 04/01/2023 - 06/01/2026	1,760,912	1,849,272
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.22% (A), 08/25/2022	16,210,040	231,820
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 12/15/2029	11,676	11,692
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.46% (A), 10/25/2044	451,147	457,750
12-MTA + 1.40%, 1.66% (A), 07/25/2044	217,988	219,815
6.50%, 07/25/2043	38,637	46,734
Federal National Mortgage Association
12-MTA + 1.20%, 1.58% (A), 06/01/2043	51,822	53,168
6-Month LIBOR + 1.38%, 1.63% (A), 08/01/2035	198,101	200,155
12-Month LIBOR + 1.35%, 1.72% (A), 12/01/2034	3,111	3,238
6-Month LIBOR + 1.61%, 1.86% (A), 08/01/2036	12,164	12,228
6-Month LIBOR + 1.75%, 2.12% (A), 05/01/2035	47,567	48,040
1-Year CMT + 1.81%, 2.16% (A), 08/01/2035	6,806	6,871
1-Year CMT + 2.04%, 2.29% (A), 09/01/2035	137,959	140,440

Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year CMT + 2.18%, 2.33% (A), 10/01/2035	$ 2,922	$ 2,954
1-Year CMT + 2.16%, 2.53% (A), 07/01/2032	2,687	2,679
1-Year CMT + 2.24%, 2.80% (A), 01/01/2036	1,790,606	1,903,437
1-Year CMT + 2.22%, 2.82% (A), 01/01/2028	8,710	8,686
3.00%, 08/01/2049	1,858,951	1,957,280
3.50%, 05/01/2049	1,254,991	1,350,390
4.00%, 12/01/2040 - 02/01/2048	3,858,590	4,150,989
5.00%, 12/01/2022 - 06/01/2037	3,310,470	3,484,237
5.50%, 01/01/2025 - 09/01/2027	33,572	35,263
Government National Mortgage Association
1-Month LIBOR + 0.58%, 0.70% (A), 06/20/2065	4,036,613	4,073,265
1-Month LIBOR + 0.60%, 0.72% (A), 04/20/2065 - 10/20/2065	33,738,562	34,045,458
1-Month LIBOR + 0.62%, 0.74% (A), 09/20/2065	4,679,963	4,728,626
1-Month LIBOR + 0.70%, 0.82% (A), 10/20/2065	46,312	46,474
1-Month LIBOR + 0.75%, 0.87% (A), 08/20/2067	2,853,853	2,885,278
1-Month LIBOR + 0.77%, 0.89% (A), 10/20/2066	6,157,499	6,254,927
1-Month LIBOR + 0.78%, 0.90% (A), 09/20/2066	8,856,608	8,990,472
1-Month LIBOR + 0.80%, 0.92% (A), 06/20/2066	4,699,900	4,778,166
1-Month LIBOR + 0.95%, 1.07% (A), 12/20/2066	2,219,446	2,263,672
12-Month LIBOR + 0.80%, 1.25% (A), 09/20/2067	4,132,290	4,205,122
3.00%, 11/15/2049	4,368,811	4,540,272
4.00%, 07/15/2049 - 12/15/2049	2,743,808	2,944,216
Uniform Mortgage-Backed Security
2.00%, TBA (C)	302,700,000	301,882,279
2.50%, TBA (C)	17,400,000	17,805,434
3.50%, TBA (C)	22,220,000	23,470,743
5.00%, TBA (C)	2,800,000	2,940,219

Total U.S. Government Agency Obligations (Cost $446,851,829)		446,206,367

U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury - 19.6%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	59,800,000	48,089,640
1.63%, 11/15/2050 (L)	18,900,000	15,687,000
1.88%, 02/15/2041	8,100,000	7,522,875
2.75%, 08/15/2042 - 11/15/2042 (L)	10,900,000	11,666,789
2.88%, 05/15/2043 - 08/15/2045 (E) (L)	25,500,000	27,805,641
3.00%, 05/15/2045 (L)	21,700,000	24,127,687
3.13%, 08/15/2044 (L)	49,900,000	56,654,043
3.38%, 05/15/2044 (L)	42,300,000	49,953,656
3.75%, 11/15/2043 (L)	5,800,000	7,239,805
4.25%, 05/15/2039 (L)	2,000,000	2,622,891
4.38%, 11/15/2039	800,000	1,067,281
4.50%, 08/15/2039 (L)	3,100,000	4,189,480
4.63%, 02/15/2040	1,100,000	1,513,703

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (O)	$ 5,600,000	$ 5,735,406
1.75%, 06/30/2024 (E) (L)	19,500,000	20,327,227
1.88%, 07/31/2022 - 08/31/2022 (L) (M) (N)	48,800,000	49,960,313
2.00%, 10/31/2022	200,000	205,867
2.25%, 10/31/2024 (L) (M) (N) (O) (P)	14,500,000	15,379,063
2.25%, 08/15/2027 (E) (L)	39,100,000	41,418,508
2.63%, 02/15/2029 (E) (L)	22,800,000	24,643,594

Total U.S. Government Obligations (Cost $417,642,681)		415,810,469

	Shares	Value
PREFERRED STOCK - 0.9%
Wireless Telecommunication Services - 0.9%
AT&T Mobility II LLC,
Series A, 7.00% (Q) (R) (S)	696,035	18,556,305

Total Preferred Stock (Cost $18,826,297)		18,556,305

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Israel - 0.8%
Bank of Israel Treasury Bill
0.00% (S), 03/02/2022	ILS 18,000,000	5,383,686
Israel Government Bond - FRN, 0.05% (A), 11/30/2021	37,000,000	11,067,572

Total Short-Term Foreign Government Obligations (Cost $16,623,469)		16,451,258

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Bank Discount Notes
0.01% (S), 05/14/2021	$ 4,300,000	4,299,949
0.02% (S), 06/16/2021 - 06/30/2021	12,000,000	11,999,477

Total Short-Term U.S. Government Agency Obligations (Cost $16,299,452)		16,299,426

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury Bill
0.01% (S), 05/18/2021	4,100,000	4,099,866
0.03% (S), 09/16/2021 (P)	4,400,000	4,399,456
0.06% (S), 09/16/2021	57,300,000	57,292,914
0.06% (S), 08/19/2021 (O) (P)	3,200,000	3,199,701
0.09% (S), 05/20/2021 (P)	2,600,000	2,599,938

Total Short-Term U.S. Government Obligations (Cost $71,583,655)		71,591,875

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (S)	2,602,985	2,602,985

Total Other Investment Company (Cost $2,602,985)		2,602,985

Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 7.1%

BofA Securities, Inc., 0.01% (S), dated 04/01/2021, to be repurchased at $68,400,019 on 04/05/2021. Collateralized by a U.S. Government Obligation, 1.63%, due 12/15/2022, and with a value of $69,455,562.

	$ 68,400,000	$ 68,400,000
Fixed Income Clearing Corp., 0.00% (S), dated 03/31/2021, to be repurchased at $6,365,831 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $6,493,214.	6,365,831	6,365,831
JPMorgan Securities LLC, 0.02% (S), dated 03/31/2021, to be repurchased at $74,500,041 on 04/01/2021. Collateralized by a U.S. Government Agency Obligation, 0.13%, due 10/15/2025, and with a value of $75,980,906.	74,500,000	74,500,000

Total Repurchase Agreements (Cost $149,265,831)		149,265,831

Total Investments Excluding Swaptions Purchased (Cost $2,493,596,474)		2,535,084,652
Total Swaptions Purchased - 0.1% (Cost $676,200)		1,121,139

Total Investments Before Securities Sold Short (Cost $2,494,272,674)		2,536,205,791

TBA SHORT COMMITMENT - (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.3)%
Uniform Mortgage-Backed Security
2.00%, TBA (C)	(5,500,000)	(5,483,779)

Total TBA Short Commitment (Proceeds $(5,533,730))		(5,483,779)

Net Other Assets (Liabilities), Net of Securities Sold Short - (19.5)%		(414,438,888)

Net Assets - 100.0%		$ 2,116,283,124

Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01%	03/15/2022	GBP	6,400,000	$676,200	$1,121,139

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs BRL	BOA	USD	6.25	05/27/2021	USD	8,500,000	$(134,895)	$(46,249)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.01%	06/07/2021	USD	5,000,000	$(25,781)	$(21,491)
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.02	04/07/2021	USD	2,200,000	(4,984)	(4)
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.02	04/07/2021	USD	2,000,000	(4,688)	(1)
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01	03/15/2022	GBP	17,300,000	(657,399)	(1,101,557)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	0.99	06/07/2021	USD	5,000,000	(31,250)	(39,555)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.00	04/07/2021	USD	2,200,000	(7,563)	(8,351)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.00	04/07/2021	USD	5,000,000	(15,625)	(24,457)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.01	05/06/2021	USD	10,000,000	(70,312)	(136,771)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	05/06/2021	USD	6,000,000	(25,781)	(26,018)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.04	06/07/2021	USD	4,400,000	(16,328)	(16,095)

Total								$(859,711)	$(1,374,300)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(994,606)	$(1,420,549)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	0.67%	USD	4,500,000	$908,287	$854,119	$54,168
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.46	USD	3,600,000	55,452	(73,870)	129,322
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.51	USD	4,500,000	72,420	(56,105)	128,525
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.61	USD	2,400,000	36,693	(27,528)	64,221
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.15	EUR	6,400,000	81,524	8,124	73,400

Total							$1,154,376	$704,740	$449,636

Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 34	5.00%	Quarterly	12/20/2025	EUR	6,610,622	$958,528	$900,209	$58,319
Markit iTraxx® Europe Crossover - Series 35	5.00	Quarterly	06/20/2026	EUR	11,500,000	1,597,987	1,492,931	105,056

Total						$2,556,515	$2,393,140	$163,375

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Receive	0.00%	Semi-Annually	09/24/2026	JPY	995,000,000	$(60,253)	$1,068	$(61,321)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(184,217)	—	(184,217)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(181,903)	—	(181,903)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	2,180,000,000	(89,336)	(762)	(88,574)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	(34,024)	—	(34,024)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	(34,446)	—	(34,446)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	1,360,000,000	(59,656)	—	(59,656)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	409,000,000	(20,846)	—	(20,846)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	820,000,000	(46,603)	—	(46,603)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	1,640,000,000	(95,610)	—	(95,610)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	320,000,000	(153,227)	(378)	(152,849)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,950,000,000	(870,125)	159,512	(1,029,637)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,130,000,000	(503,297)	21,449	(524,746)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	7,010,000,000	(1,006,104)	(242,901)	(763,203)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	3,440,000,000	(528,635)	(101,389)	(427,246)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(455,231)	(21,840)	(433,391)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(279,724)	83,919	(363,643)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	03/17/2051	JPY	274,000,000	153,011	148,869	4,142
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	1,501,158	205,868	1,295,290
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,040,000,000	(260,742)	(564)	(260,178)
6-Month JPY-LIBOR	Receive	0.41	Semi-Annually	03/25/2041	JPY	66,000,000	(2,225)	(491)	(1,734)
6-Month JPY-LIBOR	Receive	0.43	Semi-Annually	03/19/2041	JPY	385,000,000	1,218	—	1,218
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(321,774)	(62,609)	(259,165)
6-Month JPY-LIBOR	Pay	0.52	Semi-Annually	03/16/2051	JPY	185,000,000	22,248	—	22,248
6-Month JPY-LIBOR	Pay	0.54	Semi-Annually	03/15/2051	JPY	819,000,000	61,661	(8,818)	70,479
6-Month JPY-LIBOR	Pay	0.56	Semi-Annually	03/17/2051	JPY	626,000,000	16,180	—	16,180
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	03/19/2051	JPY	266,000,000	(2,321)	—	(2,321)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(502,311)	51,951	(554,262)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	965,000,000	(633,401)	73,060	(706,461)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	2,633,000,000	(1,585,344)	124,635	(1,709,979)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	470,000,000	(312,979)	1,406	(314,385)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(222,782)	851	(223,633)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/21/2048	JPY	110,000,000	123,833	253,925	(130,092)
12-Month GBP-SONIA	Pay	0.50	Annually	06/16/2051	GBP	29,500,000	5,052,587	(2,020,193)	7,072,780
12-Month GBP-SONIA	Pay	0.75	Annually	09/15/2051	GBP	3,000,000	252,006	186,383	65,623
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	79,700,000	149,436	(335)	149,771
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	54,000,000	98,983	—	98,983
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	29,100,000	54,444	(1,049)	55,493
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	34,600,000	64,959	(28)	64,987
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	20,200,000	37,054	(14)	37,068
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	28,000,000	51,154	—	51,154
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	200,000	369	—	369
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	22,000,000	39,301	—	39,301
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	9,100,000	(10,840)	—	(10,840)
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	200,900,000	(235,760)	(2,093)	(233,667)
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	1,003,800,000	(454,427)	185,596	(640,023)
BRL-CDI	Receive	3.70	Maturity	01/03/2022	BRL	175,400,000	(159,371)	(34,121)	(125,250)
BRL-CDI	Receive	3.98	Maturity	01/03/2022	BRL	77,600,000	(48,593)	—	(48,593)

Total							$(1,676,505)	$(999,093)	$(677,412)

Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (U)	Notional Amount (V)	Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.63%	USD 6,400,000	$(125,672)	$(164,194)	$38,522

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)	Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD 2,433,543	$(76,790)	$(494,951)	$418,161

Value
OTC Swap Agreements, at value (Liabilities)	$(202,462)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	1,342	06/21/2021	$180,117,357	$175,718,125	$—	$(4,399,232)
30-Year U.S. Treasury Bond	80	06/21/2021	12,855,615	12,367,500	—	(488,115)
U.S. Treasury Ultra Bond	45	06/21/2021	8,566,591	8,154,844	—	(411,747)

Total					$—	$(5,299,094)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(440)	06/30/2021	$(54,989,098)	$(54,295,313)	$693,785	$—
German Euro BUXL	(29)	06/08/2021	(6,945,591)	(7,007,070)	—	(61,479)

Total					$693,785	$(61,479)

Total Futures Contracts					$693,785	$(5,360,573)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/04/2021	USD	463,313	PEN	1,710,320	$6,714	$—
BOA	04/05/2021	USD	11,799,245	BRL	65,273,421	206,284	—
BOA	04/05/2021	BRL	65,273,421	USD	11,456,904	136,057	—
BOA	05/04/2021	BRL	65,273,421	USD	11,784,227	—	(211,814)
BOA	05/13/2021	USD	60,982	ILS	199,810	1,186	—
CITI	04/05/2021	USD	20,605,372	BRL	116,000,000	3,058	—
CITI	04/05/2021	BRL	116,000,000	USD	20,360,522	241,792	—
CITI	05/17/2021	USD	7,848,676	EUR	6,516,000	199,690	—
CITI	05/17/2021	USD	92,692,259	GBP	66,688,000	742,744	—
CITI	05/17/2021	GBP	905,000	USD	1,267,346	—	(19,530)
CITI	06/08/2021	USD	1,990,000	PEN	7,316,484	36,180	—
CITI	06/14/2021	USD	718,687	PEN	2,656,785	9,225	—
CITI	06/23/2021	USD	2,293,000	PEN	8,401,781	49,478	—
CITI	07/08/2021	USD	3,584,935	PEN	13,012,239	110,537	—

Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/20/2021	USD	424,000	PEN	1,572,965	$4,187	$—
CITI	11/30/2021	USD	11,320,647	ILS	37,010,100	199,946	—
CITI	12/09/2021	USD	2,340,206	PEN	8,602,364	45,263	—
CITI	03/02/2022	USD	5,434,167	ILS	18,007,200	13,416	—
GSB	09/07/2021	USD	3,639,355	PEN	13,386,092	66,427	—
HSBC	04/07/2021	USD	148,444	CAD	188,000	—	(1,159)
HSBC	05/13/2021	USD	146,436	ILS	476,964	3,698	—
HSBC	05/17/2021	USD	49,658,694	EUR	41,089,000	1,425,240	—
HSBC	05/17/2021	GBP	1,720,000	USD	2,412,771	—	(41,233)
HSBC	06/18/2021	CLP	5,286,544,700	USD	7,278,734	62,863	—
HSBC	09/03/2021	MXN	191,200,000	USD	9,092,033	98,392	—
HSBC	01/31/2022	USD	5,307,323	ILS	17,412,000	69,010	—
JPM	04/05/2021	USD	20,360,522	BRL	116,000,000	—	(241,792)
JPM	04/05/2021	BRL	116,000,000	USD	20,808,087	—	(205,773)
JPM	05/17/2021	USD	4,952,663	EUR	4,146,000	85,766	—
JPM	05/17/2021	USD	2,391,355	GBP	1,716,000	25,332	—
JPM	10/04/2021	USD	39,084,671	BRL	221,700,000	361,568	—
JPM	01/04/2022	USD	2,221,639	BRL	12,700,000	29,145	—
SCB	04/05/2021	USD	11,456,904	BRL	65,273,421	—	(136,057)
SCB	04/05/2021	BRL	65,273,421	USD	12,103,360	—	(510,399)
SCB	06/14/2021	USD	1,057,000	PEN	3,903,501	14,617	—
UBS	05/17/2021	USD	6,260,455	AUD	8,069,000	130,231	—
UBS	05/17/2021	USD	1,099,903	JPY	116,586,018	46,488	—

Total						$4,424,534	$(1,367,757)

INVESTMENT VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$240,013,754	$—	$240,013,754
Corporate Debt Securities	—	816,992,939	—	816,992,939
Foreign Government Obligations	—	116,190,256	—	116,190,256
Loan Assignment	—	4,145,334	—	4,145,334
Mortgage-Backed Securities	—	209,546,248	—	209,546,248
Municipal Government Obligations	—	11,411,605	—	11,411,605
U.S. Government Agency Obligations	—	446,206,367	—	446,206,367
U.S. Government Obligations	—	415,810,469	—	415,810,469
Preferred Stock	—	18,556,305	—	18,556,305
Short-Term Foreign Government Obligations	—	16,451,258	—	16,451,258
Short-Term U.S. Government Agency Obligations	—	16,299,426	—	16,299,426
Short-Term U.S. Government Obligations	—	71,591,875	—	71,591,875
Other Investment Company	2,602,985	—	—	2,602,985
Repurchase Agreements	—	149,265,831	—	149,265,831
Over-the-Counter Interest Rate Swaptions Purchased	—	1,121,139	—	1,121,139

Total Investments	$2,602,985	$2,533,602,806	$—	$2,536,205,791

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$3,710,891	$—	$3,710,891
Centrally Cleared Interest Rate Swap Agreements	—	7,679,602	—	7,679,602
Futures Contracts (Y)	693,785	—	—	693,785
Forward Foreign Currency Contracts (Y)	—	4,424,534	—	4,424,534

Total Other Financial Instruments	$693,785	$15,815,027	$—	$16,508,812

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(5,483,779)	$—	$(5,483,779)

Total Securities Sold Short	$—	$(5,483,779)	$—	$(5,483,779)

Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Over-the-Counter Foreign Exchange Options Written	$—	$(46,249)	$—	$(46,249)
Over-the-Counter Interest Rate Swaptions Written	—	(1,374,300)	—	(1,374,300)
Centrally Cleared Interest Rate Swap Agreements	—	(9,356,107)	—	(9,356,107)
Over-the-Counter Credit Default Swap Agreements	—	(202,462)	—	(202,462)
Futures Contracts (Y)	(5,360,573)	—	—	(5,360,573)
Forward Foreign Currency Contracts (Y)	—	(1,367,757)	—	(1,367,757)

Total Other Financial Instruments	$(5,360,573)	$(12,346,875)	$—	$(17,707,448)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $560,339,863, representing 26.5% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $99,911,269, representing 4.7% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $90,540,400, collateralized by cash collateral of $2,602,985 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $89,796,131. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2021, the total value of such securities is $394,027, representing less than 0.1% of the Portfolio’s net assets.
(G)	Non-income producing securities.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2021; the maturity date disclosed is the ultimate maturity date.
(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2021, the total value of such securities is $5,300,599, representing 0.3% of the Portfolio’s net assets.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2021 was $13,963,033 at a weighted average interest rate of 0.7%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $14,223,405.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,375,759.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,210,504.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $4,766,292.
(Q)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Preferred Stock	AT&T Mobility II LLC Series A 7.00%, 10/20/2022	09/24/2020	$18,826,297	$18,556,305	0.9%

(R)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the value of the security is $18,556,305, representing 0.9% of the Portfolio’s net assets.
(S)	Rates disclosed reflect the yields at March 31, 2021.
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Transamerica Series Trust	Page 16

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(W)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(X)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
GSC	Goldman Sachs & Co.
EURIBOR	Euro Interbank offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 18

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 19